Commitment and Contingencies	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

17 Commitment and Contingencies

For the details on future minimum lease payment under the non-cancellable operating leases as of October 31, 2025, please refer to Note 8 set forth in the Notes to the Consolidated Financial Statements.

As of April 30, 2025 and October 31, 2025, the Company did not have any capital commitments and contingencies.

17	Commitment and Contingencies

For the details on future minimum lease payment under the non-cancellable operating leases as of April 30, 2025, please refer to Note 8 set forth in the Notes to the Consolidated Financial Statements.

As of April 30, 2024 and 2025, the Company did not have any capital commitments and contingencies.